Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST IV*
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2022